Group plc balance sheet - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017
Non-current assets
Intangible assets		£ 14,455	[1]	£ 15,037
Property, plant and equipment		17,000	[1]	16,498
Derivative financial instruments		1,312	[1]	1,818
Associates and joint ventures		38	[1]	31
Trade and other receivables	[2]	317	[1]	360
Deferred tax assets		1,326	[1]	1,717
Non current assets		47,802	[1]	47,067
Current assets
Programme rights		272	[1]	264
Inventories		239	[1]	227
Trade and other receivables		4,029	[1]	3,860
Current tax receivable		77	[1]	73
Derivative financial instruments		197	[1]	428
Cash and cash equivalents		521	[1]	526
Current assets		8,559	[1]	7,118
Current liabilities
Loans and other borrowings		2,298	[1]	2,791
Derivative financial instruments		50	[1]	34
Trade and other payables		7,190	[1]	7,476
Provisions		603	[1]	625
Current liabilities		10,224	[1]	11,123
Total assets less current liabilities		46,137	[1]	43,062
Non-current liabilities
Loans and other borrowings		13,038	[1]	11,105
Derivative financial instruments		787	[1]	869
Retirement benefit obligations		6,847	[1]	9,088
Other payables		1,326	[1]	1,298
Deferred tax liabilities		1,340	[1]	1,240
Provisions		452	[1]	536
Non current liabilities		23,790	[1]	24,136
Equity
Ordinary shares		2,172	[1]	2,172
Share premium		8,000	[1]	8,000
Other reserves		1,241	[1]	1,591
Retained earnings		10,934	[1]	7,163
Total shareholder’s equity	[3]	22,347	[1]	18,926
Total equity and Liabilities		46,137	[1]	43,062
British Telecommunications plc [Member]
Non-current assets
Intangible assets		2,031	[4]	1,954	[5]
Property, plant and equipment		13,995	[4]	13,558	[5]
Derivative financial instruments		1,312	[4]	1,818	[5]
Associates and joint ventures		23,889	[4]	27,554	[5]
Other investments	[5]	14,805	[4]	13,881
Trade and other receivables		134	[4]	177	[5]
Deferred tax assets		1,127	[4]	1,504	[5]
Non current assets		57,293	[4]	60,446	[5]
Current assets
Programme rights		272	[4]	264	[5]
Inventories		72	[4]	89	[5]
Trade and other receivables		2,300	[4]	2,077	[5]
Current tax receivable		217	[4]	3	[5]
Derivative financial instruments		201	[4]	425	[5]
Other investments	[5]	5,748	[4]	5,036
Cash and cash equivalents	[6]	288	[4]	286	[5]
Current assets		9,098	[4]	8,180	[5]
Current liabilities
Loans and other borrowings		18,494	[4]	19,999	[5]
Derivative financial instruments		50	[4]	33	[5]
Trade and other payables		4,239	[4]	4,178	[5]
Provisions		428	[4]	539	[5]
Current liabilities		23,211	[4]	24,749	[5]
Total assets less current liabilities		43,180	[4]	43,877	[5]
Non-current liabilities
Loans and other borrowings		14,916	[4]	16,874	[5]
Derivative financial instruments		787	[4]	869	[5]
Retirement benefit obligations		6,434	[4]	8,632	[5]
Other payables		1,888	[4]	1,801	[5]
Deferred tax liabilities		918	[4]	871	[5]
Provisions		291	[4]	323	[5]
Non current liabilities		25,234	[4]	29,370	[5]
Equity
Ordinary shares		2,172	[4]	2,172	[5]
Share premium		8,000	[4]	8,000	[5]
Other reserves		703	[4]	857	[5]
Retained earnings	[7]	7,071	[4]	3,478	[5]
Total shareholder’s equity	[4]	17,946		14,507	[5]
Total equity and Liabilities		£ 43,180	[4]	£ 43,877	[5]

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements
[2]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).
[3]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[4]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the company financial statements
[5]	2017 restated, see note 1 for further information
[6]	Includes cash of £232m (2016/17: £253m) and cash equivalents of £56m (2016/17: £33m).
[7]	As permitted by Section 408(3) of the Companies Act 2006, no income statement of the company is presented. The company’s profit for the financial year including dividends received from subsidiary undertakings was £2,057m (2016/17: £1,351m) before dividends paid of £nil (2016/17: £2,350m).